Transamerica Premier Funds
                           Class A and Class M Shares

                         Supplement Dated March 30, 1999
          to Class A and Class M Shares Prospectus Dated June 30, 1998


The following information supplements the prospectus. You should read it together with the prospectus.

1) The following changes to the Fund managers are effective immediately:

Transamerica Premier Bond Fund Primary Manager since 1998: Matthew W. Kuhns, CFA, Vice President and Portfolio Manager, Transamerica Investment Services. Also manages the Transamerica Bond Fund, since 1998. Was co-manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. M.B.A., University of Southern California. B.A., University of California, Berkeley. Joined Transamerica in 1991.

Co-Manager since 1999: Heidi Y. Hu, CFA, Vice President and Portfolio Manager, Transamerica Investment Services. Also manages the Transamerica Income Shares and co-manages the Transamerica Bond Fund, since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.

Transamerica Premier Cash Reserve Fund Primary Manager since 1999: Rex A. Olson, CFA, Securities Analyst, Transamerica Investment Services. Also manages the TVIF Money Market Fund and the Transamerica Cash Management Fund, since 1999. Was co-manager of the Transamerica Premier Cash Reserve Fund, TVIF Money Market Fund and the Transamerica Cash Management Fund. Member of the Los Angeles Society of Financial Analysts. Vice President, Mitsubishi Trust, 1987-1997. B.S., University of Southern California. Joined Transamerica in 1997.

Co-Manager since 1999: Peter O. Lopez, Senior Research Analyst, Transamerica Investment Services. Assistant Vice President, Shields Alliance, 1995-1997. Corporate Bond Associate, TIAA-CREF, 1993-1995. B.A., Arizona State University. M.B.A., University of Michigan. Joined Transamerica in 1997.

2) On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

Transamerica Corporation indirectly owns the Premier Funds' Administrator, Transamerica Occidental Life Insurance Company, and the Distributor, Transamerica Securities Sales Corporation, and directly owns the Investment Adviser, Transamerica Investment Services, Inc.

                           Transamerica Premier Funds
                                 Investor Shares

                         Supplement Dated March 30, 1999
                to Investor Shares Prospectus Dated June 30, 1998


The following information supplements the prospectus. You should read it together with the prospectus.

1) The following changes to the Fund managers are effective immediately:

     Transamerica Premier Bond Fund Primary Manager since 1998: Matthew W. Kuhns, CFA, Vice President and Portfolio Manager, Transamerica Investment
     Services. Also manages the Transamerica Bond Fund, since 1998. Was co-manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. M.B.A., University of Southern California. B.A., University of California, Berkeley. Joined Transamerica in 1991.

     Co-Manager since 1999: Heidi Y. Hu, CFA, Vice President and Portfolio Manager, Transamerica Investment Services. Also manages the Transamerica Income Shares and co-manages the Transamerica Bond Fund, since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.

     Transamerica Premier Cash Reserve Fund Primary Manager since 1999: Rex A. Olson, CFA, Securities Analyst, Transamerica Investment Services. Also manages the TVIF Money Market Fund and the Transamerica Cash Management Fund, since 1999. Was co-manager of the Transamerica Premier Cash Reserve Fund, TVIF Money Market Fund and the Transamerica Cash Management Fund. Member of the Los Angeles Society of Financial Analysts. Vice President, Mitsubishi Trust, 1987-1997. B.S., University of Southern California. Joined Transamerica in 1997.

     Co-Manager since 1999: Peter O. Lopez, Senior Research Analyst, Transamerica Investment Services. Assistant Vice President, Shields Alliance, 1995-1997. Corporate Bond Associate, TIAA-CREF, 1993-1995. B.A., Arizona State University. M.B.A., University of Michigan. Joined Transamerica in 1997.

2) On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

Transamerica Corporation indirectly owns the Premier Funds' Administrator, Transamerica Occidental Life Insurance Company, and the Distributor, Transamerica Securities Sales Corporation, and directly owns the Investment Adviser, Transamerica Investment Services, Inc.

                           Transamerica Premier Funds
                              Institutional Shares

                         Supplement Dated March 30, 1999
             to Institutional Shares Prospectus Dated June 30, 1998


The following information supplements the prospectus. You should read it together with the prospectus.

1) The following changes to the Fund managers are effective immediately:

     Transamerica Premier Bond Fund Primary Manager since 1998: Matthew W. Kuhns, CFA, Vice President and Portfolio Manager, Transamerica Investment
     Services. Also manages the Transamerica Bond Fund, since 1998. Was co-manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. M.B.A., University of Southern California. B.A., University of California, Berkeley. Joined Transamerica in 1991.

     Co-Manager since 1999: Heidi Y. Hu, CFA, Vice President and Portfolio Manager, Transamerica Investment Services. Also manages the Transamerica Income Shares and co-manages the Transamerica Bond Fund, since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.

     Transamerica Premier Cash Reserve Fund Primary Manager since 1999: Rex A. Olson, CFA, Securities Analyst, Transamerica Investment Services. Also manages the TVIF Money Market Fund and the Transamerica Cash Management Fund, since 1999. Was co-manager of the Transamerica Premier Cash Reserve Fund, TVIF Money Market Fund and the Transamerica Cash Management Fund. Member of the Los Angeles Society of Financial Analysts. Vice President, Mitsubishi Trust, 1987-1997. B.S., University of Southern California. Joined Transamerica in 1997.

     Co-Manager since 1999: Peter O. Lopez, Senior Research Analyst, Transamerica Investment Services. Assistant Vice President, Shields Alliance, 1995-1997. Corporate Bond Associate, TIAA-CREF, 1993-1995. B.A., Arizona State University. M.B.A., University of Michigan. Joined Transamerica in 1997.

2) On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

Transamerica Corporation indirectly owns the Premier Funds' Administrator, Transamerica Occidental Life Insurance Company, and the Distributor, Transamerica Securities Sales Corporation, and directly owns the Investment Adviser, Transamerica Investment Services, Inc.